SCHEDULE OF INVESTMENT IN AFFILIATED COMPANY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Investments, All Other Investments [Abstract]
Beginning balance	$ (448)
Revaluation of investment in affiliated company at fair value	1,623
Revaluation of investment in affiliated company at fair value	(1,623)
Ending balance